Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WEBs ETF Trust
Entity Central Index Key	0001580843
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000255373
Shareholder Report [Line Items]
Fund Name	WEBs SPY Defined Volatility ETF
Trading Symbol	DVSP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs SPY Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvsp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvsp/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs SPY Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,643,224
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 9,981
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,643,224
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$9,981

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	48.6%
Time deposits	58.1%
Total Return Swaps	-6.6%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
JPMorgan Chase, New York 2.98% 05/01/2026	58.1%
State Street SPDR S&P 500 ETF Trust	48.6%
Total Return Swap State Street SPDR S&P 500 ETF Trust Overnight Bank Funding Rate + 1.25% 03/02/2027	-6.6%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000255375
Shareholder Report [Line Items]
Fund Name	WEBs QQQ Defined Volatility ETF
Trading Symbol	DVQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs QQQ Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvqq/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvqq/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs QQQ Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,856,153
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 16,037
InvestmentCompanyPortfolioTurnover	14.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$2,856,153
# of Portfolio Holdings	3
Portfolio Turnover Rate	14.7%
Advisory Fees Paid	$16,037

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	49.4%
Time deposits	53.8%
Total Return Swaps	-3.1%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Citibank, New York 2.98% 05/01/2026	53.8%
Invesco QQQ Trust Series 1	49.4%
Total Return Swap Invesco QQQ Trust Series 1 Overnight Bank Funding Rate + 1.25% 03/02/2027	-3.1%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259001
Shareholder Report [Line Items]
Fund Name	WEBs Energy XLE Defined Volatility ETF
Trading Symbol	DVXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Energy XLE Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxe/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxe/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Energy XLE Defined Volatility ETF	$54	0.86%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.86%
AssetsNet	$ 1,390,217
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,239
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,390,217
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$2,239

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	44.0%
Time deposits	51.1%
Total Return Swaps	6.8%
Other Assets less Liabilities	-1.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Citibank, New York 2.98% 05/01/2026	51.1%
State Street Energy Select Sector SPDR ETF	44.0%
Total Return Swap State Street Energy Select Sector SPDR ETF Federal Funds Composite Interest Rate + 1.00% 08/25/2026	6.8%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000258997
Shareholder Report [Line Items]
Fund Name	WEBs Materials XLB Defined Volatility ETF
Trading Symbol	DVXB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Materials XLB Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxb/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxb/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Materials XLB Defined Volatility ETF	$51	0.87%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.87%
AssetsNet	$ 288,655
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,109
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$288,655
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,109

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	48.9%
Time deposits	41.6%
Total Return Swaps	10.9%
Other Assets less Liabilities	-1.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Materials Select Sector SPDR ETF	48.9%
Citibank, New York 2.98% 05/01/2026	41.6%
Total Return Swap State Street Materials Select Sector SPDR ETF Overnight Bank Funding Rate + 1.25% 08/25/2026	10.9%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259003
Shareholder Report [Line Items]
Fund Name	WEBs Industrials XLI Defined Volatility ETF
Trading Symbol	DVIN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Industrials XLI Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvin/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvin/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Industrials XLI Defined Volatility ETF	$45	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 295,358
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,165
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$295,358
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,165

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	48.8%
Time deposits	39.4%
Total Return Swaps	11.8%
Other Assets less Liabilities	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Industrial Select Sector SPDR ETF	48.8%
Citibank, New York 2.98% 05/01/2026	39.4%
Total Return Swap State Street Industrial Select Sector SPDR ETF Overnight Bank Funding Rate + 1.20% 08/24/2026	11.8%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000258999
Shareholder Report [Line Items]
Fund Name	WEBs Consumer Discretionary XLY Defined Volatility ETF
Trading Symbol	DVXY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Consumer Discretionary XLY Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxy/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxy/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Consumer Discretionary XLY Defined Volatility ETF	$40	0.86%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.86%
AssetsNet	$ 236,084
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,043
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$236,084
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,043

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	56.1%
Time deposits	50.8%
Total Return Swaps	-5.7%
Other Assets less Liabilities	-1.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Consumer Discretionary Select Sector SPDR ETF	56.1%
JPMorgan Chase, New York 2.98% 05/01/2026	50.8%
Total Return Swap State Street Consumer Discretionary Select Sector SPDR ETF Overnight Bank Funding Rate + 1.25% 08/25/2026	-5.7%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259005
Shareholder Report [Line Items]
Fund Name	WEBs Consumer Staples XLP Defined Volatility ETF
Trading Symbol	DVXP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Consumer Staples XLP Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxp/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Consumer Staples XLP Defined Volatility ETF	$46	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
AssetsNet	$ 255,212
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,024
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$255,212
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,024

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	50.8%
Time deposits	46.4%
Total Return Swaps	2.8%
Other Assets less Liabilities	0.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Consumer Staples Select Sector SPDR ETF	50.8%
Citibank, New York 2.98% 05/01/2026	39.5%
JPMorgan Chase, New York 2.98% 05/01/2026	6.9%
Total Return Swap State Street Consumer Staples Select Sector SPDR ETF Overnight Bank Funding Rate + 1.20% 08/24/2026	2.8%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000258998
Shareholder Report [Line Items]
Fund Name	WEBs Health Care XLV Defined Volatility ETF
Trading Symbol	DVXV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Health Care XLV Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxv/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxv/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Health Care XLV Defined Volatility ETF	$43	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 576,384
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 3,366
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$576,384
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$3,366

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	48.2%
Time deposits	44.3%
Total Return Swaps	7.6%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Health Care Select Sector SPDR ETF	48.2%
Citibank, New York 2.98% 05/01/2026	44.3%
Total Return Swap State Street Health Care Select Sector SPDR ETF Overnight Bank Funding Rate + 1.25% 08/25/2026	7.6%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259002
Shareholder Report [Line Items]
Fund Name	WEBs Financial XLF Defined Volatility ETF
Trading Symbol	DVXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Financial XLF Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxf/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxf/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Financial XLF Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 238,557
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,021
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$238,557
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,021

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	51.9%
Time deposits	48.5%
Total Return Swaps	-0.3%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Financial Select Sector SPDR ETF	51.9%
Citibank, New York 2.98% 05/01/2026	48.5%
Total Return Swap State Street Financial Select Sector SPDR ETF Overnight Bank Funding Rate + 1.20% 08/24/2026	-0.3%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259004
Shareholder Report [Line Items]
Fund Name	WEBs Technology XLK Defined Volatility ETF
Trading Symbol	DVXK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Technology XLK Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxk/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxk/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Technology XLK Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 303,255
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,189
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$303,255
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,189

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	48.6%
Time deposits	41.3%
Total Return Swaps	10.2%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Technology Select Sector SPDR ETF	48.6%
Citibank, New York 2.98% 05/01/2026	41.3%
Total Return Swap State Street Technology Select Sector SPDR ETF Federal Funds Composite Interest Rate + 1.00% 08/25/2026	10.2%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259000
Shareholder Report [Line Items]
Fund Name	WEBs Communication Services XLC Defined Volatility ETF
Trading Symbol	DVXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Communication Services XLC Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvxc/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvxc/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Communication Services XLC Defined Volatility ETF	$42	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 272,815
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,162
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$272,815
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,162

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	49.6%
Time deposits	41.6%
Total Return Swaps	8.9%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Communication Services Select Sector SPDR ETF	49.6%
Citibank, New York 2.98% 05/01/2026	34.3%
JPMorgan Chase, New York 2.98% 05/01/2026	7.3%
Total Return Swap State Street Communication Services Select Sector SPDR ETF Overnight Bank Funding Rate + 1.20% 08/24/2026	8.9%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259007
Shareholder Report [Line Items]
Fund Name	WEBs Utilities XLU Defined Volatility ETF
Trading Symbol	DVUT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Utilities XLU Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvut/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvut/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Utilities XLU Defined Volatility ETF	$43	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 288,278
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,136
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$288,278
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$1,136

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	48.4%
Time deposits	42.2%
Total Return Swaps	8.9%
Other Assets less Liabilities	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Utilities Select Sector SPDR ETF	48.4%
JPMorgan Chase, New York 2.98% 05/01/2026	42.2%
Total Return Swap State Street Utilities Select Sector SPDR ETF Federal Funds Composite Interest Rate + 1.00% 08/25/2026	8.9%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.
C000259006
Shareholder Report [Line Items]
Fund Name	WEBs Real Estate XLRE Defined Volatility ETF
Trading Symbol	DVRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WEBs Real Estate XLRE Defined Volatility ETF ("the Fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.websinv.com/product_page/dvre/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.
Additional Information Phone Number	(844) 455-WEBS / (844) 455-9327
Additional Information Email	info@websinv.com
Additional Information Website	https://www.websinv.com/product_page/dvre/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
WEBs Real Estate XLRE Defined Volatility ETF	$44	0.85%
Footnote	Description
Footnote*	Annualized for period less than one year, except for interest expenses, if any.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 246,825
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 974
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$246,825
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$974

Holdings [Text Block]	Security Type Breakdown (% of Net Assets)
Table Summary
Exchange-Traded Funds	53.0%
Time deposits	41.4%
Total Return Swaps	5.7%
Other Assets less Liabilities	-0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
State Street Real Estate Select Sector SPDR ETF	53.0%
JPMorgan Chase, New York 2.98% 05/01/2026	41.4%
Total Return Swap State Street Real Estate Select Sector SPDR ETF Federal Funds Composite Interest Rate + 1.00% 08/25/2026	5.7%

Accountant Change Statement [Text Block]	There were no changes in or disagreements with accountants during the period.